Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000130709 | Variable Insurance Trusts - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000130709 | Variable Insurance Trusts - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000130709 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000130709 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130709 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000130712 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130712 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000130712 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000130712 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000130710 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000130710 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130710 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000130710 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000130710 | Variable Insurance Trusts - Asset Allocation Fund
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000141021 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141021 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000141021 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000141021 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000141021 | Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000141021 | Asset Backed and Commercial Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141021 | U.S. Treasury Securities and Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141021 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141028 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141028 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000141028 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000141028 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000141029 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141029 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000141029 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000141029 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000130713 | Variable Insurance Trusts - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000130713 | Variable Insurance Trusts - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000130713 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130713 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000130713 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000130713 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000130711 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130711 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000130711 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000130711 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000130711 | Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000130711 | Asset Backed and Commercial Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130711 | U.S. Treasury Securities and Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130711 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%

[1]	Represents less than 0.05%.
[2]	Represents less than 0.05%.